Earnings Per Share (Tables)	3 Months Ended
Mar. 31, 2026
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings Per Share

For the three months ended March 31, 2026, diluted earnings per share equaled basic earnings per share, as the Company incurred a net loss and the inclusion of potentially dilutive securities would have been antidilutive.

	Three Months Ended March 31,
	2026	2025
Net (loss) income attributable to common stockholders	$(273,198)	$488,778

Basic and diluted net (loss) income per share	$(0.01)	$0.01
Weighted average shares outstanding – basic and diluted	37,646,133	37,646,133